Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Intangible assets

Cost	Total
$
Balance, December 31, 2019	378,814
Additions	46,588
Impairment	(100,220)
Balance, December 31, 2020	325,182
Additions	39,809
Balance, December 31, 2021	364,991

Accumulated amortization	Total
$
Balance, December 31, 2019	106,426
Amortization	20,098
Impairment	(35,658)
Balance, December 31, 2020	90,866
Amortization	17,882
Balance, December 31, 2021	108,748

Carrying values	Total
$
At December 31, 2020	234,316
At December 31, 2021	256,243